FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

18. FAIR VALUE MEASUREMENTS

The Group adopted ASC Topic 820, “Fair Value Measurements and Disclosures”, which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1‑Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2‑Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3‑Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Group is responsible for determining the fair value of equity issued, assets acquired, liabilities assumed and intangibles identified as of the acquisition date and considered a number of factors including valuations from independent appraiser.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates. The following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that are measured and reported at fair value on a recurring basis:

At December 31, 2019 and September 30, 2020 information about inputs into the fair value measurements of the assets and liabilities that the Group makes on a recurring basis were as follows:

Fair Value Measurements at Reporting Date Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant	Significant
	Carrying	Markets	Other	Unobservable
	Value on	for Identical	Observable	Inputs
	Balance Sheet	Assets (Level 1)	Inputs (Level 2)	(Level 3)
As of September 30, 2020
Assets:
Short term investments, available for sale	182,629	182,629	—	—

Fair Value Measurements at Reporting Date Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant	Significant
	Carrying	Markets	Other	Unobservable
	Value on	for Identical	Observable	Inputs
	Balance Sheet	Assets (Level 1)	Inputs (Level 2)	(Level 3)
As of December 31, 2019
Assets:
Short term investments, available for sale	57,487	57,487	—	—

The following table presents the quantitative information about the Group’s Level 3 fair value measurements of intangible assets on a recurring basis in the nine months ended September 30, 2019 and 2020, which utilize significant unobservable internally-developed inputs:

Valuation
	Fair value	techniques	Unobservable inputs	Range of discount rates
Intangible assets in the			Royalty rate	1%‑5%
nine months ended		Relief-from-royalty	Discount rate	14.8%‑16%
September 30, 2019	158,870	method	Terminal growth rate	3%
Intangible assets in the			Royalty rate	1%‑7%
nine months ended		Relief-from-royalty	Discount rate	14.8%‑16%
September 30, 2020	177,814	method	Terminal growth rate	3%